(Delaware Cash Reserve® Fund)
What is the Fund's investment objective?
Delaware Cash Reserve Fund seeks to provide maximum current income, while preserving principal and maintaining liquidity.
What are the Fund's fees and expenses?

In efforts to prevent a negative yield, the Fund's investment manager, Delaware Management Company (Manager), has voluntarily agreed to waive or limit its fees, assume as its own expense certain expenses otherwise payable by the Fund, and if necessary, make a capital infusion into the Fund to prevent a negative yield. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has voluntarily agreed to waive all 12b-1 fees for the Class B, Class C, and Consultant Class shares from July 29, 2014 until such time as the voluntary expense cap is discontinued.

These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by the Manager and Distributor at any time, and without further notice. There is no guarantee that the Fund will be able to avoid a negative yield. With these reductions, net fund operating expenses for the fiscal year were as shown in the Financial Highlights.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Class A	Class B		Class C		Consultant Class
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower (Delaware Cash Reserve® Fund)	none	4.00%	[1]	1.00%	[1]	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Cash Reserve® Fund)	Class A	Class B		Class C	Consultant Class
Management fees	0.45%	0.45%		0.45%	0.45%
Distribution and service (12b-1) fees	none	1.00%		1.00%	0.25%
Other expenses	0.24%	0.24%		0.24%	0.24%
Total annual fund operating expenses	0.69%	1.69%		1.69%	0.94%
Fee waivers		(0.75%)	[1]
Total annual fund operating expenses after fee waivers	0.69%	0.94%		1.69%	0.94%
[1]	The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class B shares' 12b-1 fees from July 29, 2014 through July 29, 2015 to no more than 0.25% of their average daily net assets. This waiver may be terminated only by agreement of the Distributor and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable Distributor's expense waiver for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Cash Reserve® Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	70	221	384	859
Class B	496	734	1,072	1,734
Class C	272	533	918	1,998
Consultant Class	96	300	520	1,155

Expense Example, No Redemption (Delaware Cash Reserve® Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	96	459	847	1,734
Class C	172	533	918	1,998

What are the Fund's principal investment strategies?

The Fund invests in short-term money market securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, asset-backed securities, and short-term debt instruments of banks and corporations.

The Fund is a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates.

The Fund maintains an average maturity of 60 days or less. Also, the Manager will not purchase any instruments with an effective remaining maturity of more than 397 calendar days (approximately 13 months). We intend to hold the Fund's investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio, or maintain a stable share value.

What are the principal risks of investing in the Fund?

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and repay principal in a timely manner.

Counterparty risk — The risk that a counterparty to a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Inflation risk — The risk that the return from your investments will be less than the increase in the cost of living due to inflation.

How has Delaware Cash Reserve® Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for the 1-, 5-, and 10-year periods. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Year-by-year total return (Class A)

As of June 30, 2014, the Fund's Class A shares had a calendar year-to-date return of 0.01%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 1.19% for the quarter ended Sept. 30, 2007 and its lowest quarterly return was 0.01% for the quarter ended Dec. 31, 2013.

Average annual total returns for periods ended December 31, 2013
Average Annual Total Returns (Delaware Cash Reserve® Fund)	1 Year	5 Years	10 Years
Class A	0.05%	0.08%	1.51%
Class B	(3.95%)	(0.39%)	1.07%
Class C	(0.95%)	0.07%	1.07%
Consultant Class	0.05%	0.07%	1.38%

Investors interested in obtaining the 7-day yield may call 800 523-1918.